Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.79375%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$674,790.82

Principal:
Principal Collections	$13,086,990.46
Prepayments in Full	$5,339,667.56
Liquidation Proceeds	$264,366.02
Recoveries	$85,905.42
Sub Total	$18,776,929.46
Collections	$19,451,720.28

Purchase Amounts:
Purchase Amounts Related to Principal	$355,523.08
Purchase Amounts Related to Interest	$1,368.92
Sub Total	$356,892.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,808,612.28

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,808,612.28
Servicing Fee	$257,471.32	$257,471.32	$0.00	$0.00	$19,551,140.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,551,140.96
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,551,140.96
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,551,140.96
Interest - Class A-3 Notes	$85,439.71	$85,439.71	$0.00	$0.00	$19,465,701.25
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$19,313,093.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,313,093.25
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$19,252,182.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,252,182.00
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$19,205,209.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,205,209.00
Regular Principal Payment	$18,026,744.73	$18,026,744.73	$0.00	$0.00	$1,178,464.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,178,464.27
Residual Released to Depositor	$0.00	$1,178,464.27	$0.00	$0.00	$0.00
Total		$19,808,612.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,026,744.73
Total					$18,026,744.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,026,744.73	$47.19	$85,439.71	$0.22	$18,112,184.44	$47.41
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$18,026,744.73	$13.69	$345,931.96	$0.26	$18,372,676.69	$13.95

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$77,088,458.28	0.2018022	$59,061,713.55	0.1546118
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$263,418,458.28	0.2000398	$245,391,713.55	0.1863503

Pool Information
Weighted Average APR	2.791%	2.784%
Weighted Average Remaining Term	27.34	26.51
Number of Receivables Outstanding	26,863	26,057
Pool Balance	$308,965,587.07	$289,584,193.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$289,754,941.21	$271,728,196.48
Pool Factor	0.2175357	0.2038897

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$17,855,996.75
Targeted Overcollateralization Amount	$44,192,479.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,192,479.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$334,846.72
(Recoveries)		154	$85,905.42
Net Loss for Current Collection Period			$248,941.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9669%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6066%
Second Prior Collection Period			0.3892%
Prior Collection Period			0.8434%
Current Collection Period			0.9982%
Four Month Average (Current and Prior Three Collection Periods)			0.7094%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,394	$14,436,097.52
(Cumulative Recoveries)			$2,201,731.64
Cumulative Net Loss for All Collection Periods			$12,234,365.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8614%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,253.42
Average Net Loss for Receivables that have experienced a Realized Loss			$3,604.70

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.47%	281	$4,249,103.29
61-90 Days Delinquent	0.22%	33	$641,190.40
91-120 Days Delinquent	0.05%	9	$135,104.34
Over 120 Days Delinquent	0.22%	40	$639,223.74
Total Delinquent Receivables	1.96%	363	$5,664,621.77

Repossession Inventory:
Repossessed in the Current Collection Period		13	$164,046.21
Total Repossessed Inventory		25	$388,677.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3879%
Prior Collection Period			0.3313%
Current Collection Period			0.3147%
Three Month Average			0.3446%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4888%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer